Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets, Noncurrent Disclosure [Abstract]
Summary of Other Non-current Assets

Other non-current assets consisted of the following (in thousands):

	December 31,	December 31,
	2022	2021
Restricted cash	$1,327	$1,400
Deferred financing costs	2,133	1,142
Deferred tax asset	533	377
Intangible assets	—	8
	$3,993	$2,927